Investment Securities - Narrative (Details) $ in Thousands	Dec. 31, 2025 USD ($) security	Dec. 31, 2024 USD ($)
Investments, Debt and Equity Securities [Abstract]
Debt securities with carrying values, pledged	$ 101,500	$ 82,400
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued interest receivable and other assets	Accrued interest receivable and other assets
Accrued interest on investments	$ 1,500	$ 1,600
Number of securities consisted in portfolio | security	386
Number of securities in loss position | security	339
Aggregate fair value of securities in loss position	$ 143,093	195,944
Loss position for 12 months or longer	138,938	144,583
Aggregate unrealized loss	$ 22,244	$ 31,032